INCENTIVE AND NON-STATUTORY STOCK OPTION PLAN (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	147,200,000	42,000,000	5,000,000
Unrecognized stock based compensation		$ 340,707
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 4,300,000	$ 2,780,000